Financial Instruments - Liquidity Risk - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2017 USD ($)
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Maximum maturity amount of short-term debt	£ 1,500,000,000
Committed bank facility	£ 1,479,000,000		$ 2,000
Committed bank facility maturity date	2020-07
Committed bank facility maturity period	2 years
Undrawn committed bank facility [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Committed bank facility	£ 2,000,000,000
Committed bank facility maturity date	2020-07
Financial liabilities at fair value, class [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Derivative instruments not designated as hedging instruments, at fair value	£ 12,000,000	£ 30,000,000
Swap counter parties [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Derivative financial liabilities cash collateral payments	20,000,000	32,000,000
Derivative financial liabilities cash collateral received	0	4,000,000
Financial assets at fair value, class [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Derivative instruments not designated as hedging instruments, at fair value	0	4,000,000
Fair value hedges [member] | Financial liabilities at fair value, class [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Derivative financial liabilities	15,000,000	16,000,000
Fair value hedges [member] | Financial assets at fair value, class [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Derivative financial assets	81,000,000	22,000,000
Cash flow hedges [member] | Financial liabilities at fair value, class [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Financial instruments designated as hedging instruments, at fair value	30,000,000	153,000,000
Cash flow hedges [member] | Financial assets at fair value, class [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Financial instruments designated as hedging instruments, at fair value	£ 14,000,000	£ 15,000,000
Bottom of range [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Minimum levels of maintained borrowing maturities	3 years
Top of range [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Minimum levels of maintained borrowing maturities	5 years